SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In April 2024, pre-funded warrants to purchase 2,747,245 shares of the Company’s common stock, as issued under the Purchase Agreement, were exercised at an exercise price of $0.0001 per share. Pre-funded warrants to purchase 3,967,391 shares of the Company’s common stock remain outstanding.
From April 1, 2024 through May 7, 2024, a total of 680,001 stock options under the 2017 Plan were exercised at a weighted average exercise price of $15.93. The Company received total proceeds of $10.8 million upon exercise of these stock options.
SUBSEQUENT EVENTS
The Company evaluated subsequent events to assess the need for potential recognition or disclosure in this report. Based upon this evaluation, it was determined that no additional subsequent events required recognition or disclosure in these consolidated financial statements, other than disclosures related to those outlined below.
Merger and Spin-Off
On January 22, 2024, the Company, Aventis Inc., or Parent, a wholly owned indirect subsidiary of Sanofi, and Art Acquisition Sub, Inc., or the Merger Sub, a wholly owned subsidiary of Parent, entered into an Agreement and Plan of Merger, or the Merger Agreement. Pursuant to the terms of the Merger Agreement, Parent will acquire all outstanding shares of the Company via the merger of Merger Sub with and into the Company, or the Merger, with the Company surviving the Merger as a wholly owned subsidiary of Parent, and in turn each shareholder will receive (i) $30.00 per share in cash, (ii) one contingent value right per share, representing the right to receive a contingent payment of $5.00 in cash upon the achievement of a regulatory milestone, and (iii) one SEC-registered, publicly listed, share of Inhibrx Biosciences, Inc., or New Inhibrx, for every four shares of Inhibrx common stock held. In addition, in connection with the transaction, Parent will (1) assume and retire the Company’s outstanding third-party debt, (2) cause New Inhibrx to be funded with $200.0 million in cash, and (3) retain an equity interest in New Inhibrx of approximately 8%.
In connection with and as a condition to the Merger, the Company and New Inhibrx entered into a Separation and Distribution Agreement, dated as of January 22, 2024, or the Separation and Distribution Agreement, pursuant to which, immediately prior to the effective time of the Merger: (i) the Company will effect a pre-closing reorganization, which will result in (x) the Company owning, assuming or retaining all assets and liabilities primarily related to INBRX-101, or the 101 Business, and (y) New Inhibrx owning, assuming or retaining all other assets and liabilities of the Company and its subsidiaries; and (ii) thereafter, the Company will distribute to its stockholders as of the record date on a pro rata basis, 92% of the issued and outstanding shares of New Inhibrx common stock, at a ratio of one share of New Inhibrx common stock for every four shares of the Company’s issued and outstanding common stock held on the record date. Following the spin-off, New Inhibrx will be a separate public company and the Company will retain 8% of the issued and outstanding shares of New Inhibrx common stock as of the effective time of the spin-off.
The boards of directors of both the Company and Sanofi have unanimously approved the spin-off and the Merger. Parent will pay transaction consideration totaling approximately $2.2 billion in aggregate value. Parent will also make payments at the closing of the Merger to settle the Company’s third-party debt. Following the closing of the Merger, New Inhibrx will continue to operate under the Inhibrx name. Parent’s acquisition of the Company is subject to the completion of the New Inhibrx spin-off transaction and other customary closing conditions, including receipt of regulatory approvals and approval by the Company’s shareholders. The companies currently expect the transaction to close in the second quarter of 2024.
The Merger Agreement contains certain termination rights for each of the Company and Parent. Upon termination of the Merger Agreement in accordance with its terms, under certain circumstances, the Company will be required to pay Parent a termination fee in an amount equal to $54.5 million, including if the Merger Agreement is terminated due to (i) the Company accepting a Superior Proposal (as defined in the Merger Agreement) or (ii) the Board changing its recommendation that stockholders vote to approve the Merger Agreement. This termination fee will also be payable by the Company if the Merger Agreement is terminated under certain circumstances and prior to such termination, a proposal to acquire the 101 Business or more than 50% of the Company’s stock or assets is made or publicly announced and not publicly withdrawn and the Company enters into a definitive agreement for, or completes, any transaction involving the acquisition of the 101 Business or more than 50% of its stock or assets within twelve months of such termination. The Merger Agreement also provides that Parent will be required to pay the Company a reverse termination fee of $92.1 million if the Merger is not consummated due to the failure of certain conditions to be satisfied as a result of failure to obtain antitrust clearance.